Note 17 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of tax rate reconciliation [text block]
	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Net income (loss) before tax	(48,385)	3,049	(20,759)
Statutory tax rate	33.33%	33.33%	31.00%
Income tax benefit / (expense) calculated at statutory tax rate	16,127	(1,016)	6,435
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	-	-	137
Research tax credit	3,674	4,500	5,021
Provision for defined benefit obligations	(96)	(359)	(20)
Share-based compensation	(3,276)	(902)	(1,186)
Revenue from collaboration agreements	-	(1,830)	(5,251)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(16,800)	(214)	(5,136)
Carry-back	-	333	-
Other differences	371	(179)	-
Effective tax expense (a)	-	333	-
Effective tax rate	0%	0.93%	0%
Deferred tax income / (loss) (b)	(368)	-	-
Income tax benefit / (expense) (a) + (b)	(368)	333	-